SCHEDULE OF STABLE COINS OF FAIR VALUE MEASURED (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Balance as of June 30, 2025
Addition of USDT	3,152,200
Disposal of USDT	(3,150,049)
Balance as of June 30, 2026	$ 2,151